Commissions and Expenses - Summary of Commissions and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of commissions and expenses [line items]
Commissions	€ 2,311	€ 2,539	[1]	€ 2,264	[1]
Employee expenses	1,707	1,511	[1]	1,579	[1]
Administration expenses	1,218	1,294	[1]	1,298	[1]
Deferred expenses	(770)	(1,160)	[1]	(741)	[1]
Amortization of deferred expenses	885	933	[1]	767	[1]
Amortization of VOBA and future servicing rights	108	171	[1]	87	[1]
Total	5,458	5,286	[1]	5,253	[1]
Depreciation expense included in administration expenses	73	99		101
Equipment Software And Real Estate [Member]
Disclosure of commissions and expenses [line items]
Depreciation expense included in administration expenses	73	80	[1]	€ 81	[1]
Aegon N.V [member]
Disclosure of commissions and expenses [line items]
Employee expenses	82	84
Administration expenses	63	71
Cost sharing to group companies	(76)	(75)
Total	€ 68	€ 80

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.